Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2019 (year ended December 31, 2018 – 27%; year ended December 31, 2017 – 26%) as follows:

	Years ended December 31,
	2019	2018	2017
Income (loss) from continuing operations before income taxes	$2,148	$(38,658)	$(67,284)
Expected income tax expense (recovery)	580	(10,438)	(17,494)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	264	433	786
Other permanent differences	15	3,762	3,624
Withholding taxes and other foreign taxes	1,017	657	444
Change in enacted tax rates	34	135	22,960
Foreign tax rate differences, foreign exchange and other adjustments	271	1,585	138
Non-taxable income from equity investment	(6,416)	(6,834)	(3,245)
Change in valuation allowance	6,195	12,812	(11,637)
Income tax expense (recovery)	$1,960	$2,112	$(4,424)

Schedule of Deferred Tax Assets and Liabilities
The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018
Deferred income tax assets:
Net loss carry forwards	$211,738	$197,585
Intangible assets	4,008	5,655
Property, plant and equipment	15,518	12,799
Warranty liability	3,342	3,251
Foreign tax credits	620	620
Inventory	2,306	4,223
Research and development	6,107	5,961
Other	13,618	11,135
Total gross deferred income tax assets	257,257	241,229
Valuation allowance	(255,328)	(239,565)
Total deferred income tax assets	$1,929	$1,664
Deferred income tax liabilities:
Intangible assets	$(1,756)	$(2,456)
Property, plant and equipment	(61)	(106)
Other	(2,628)	(2,959)
Total deferred income tax liabilities	$(4,445)	$(5,521)
Total net deferred income tax liabilities	$(2,516)	$(3,857)

Schedule of Components of Income Tax Expense (Benefit)
The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2019
Italy	$26,645	$2,260	$(1,647)	$613
United States	16,174	13	—	13
Canada	(28,160)	—	—	—
Other	(12,511)	1,334	—	1,334
	$2,148	$3,607	$(1,647)	$1,960
Year ended December 31, 2018
Italy	$7,445	$1,741	$(1,188)	$553
United States	17,161	803	—	803
Canada	(61,933)	214	—	214
Other	(1,331)	1,192	(650)	542
	$(38,658)	$3,950	$(1,838)	$2,112
Year ended December 31, 2017
Italy	$679	$493	$(1,470)	$(977)
United States	3,023	17	—	17
Canada	(61,458)	(3,737)	(17)	(3,754)
Other	(9,528)	447	(157)	290
	$(67,284)	$(2,780)	$(1,644)	$(4,424)

Summary of Operating Loss Carryforwards
The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2020	2021	2022	2023 and later	Total
Canada	$—	$—	$—	$561,836	$561,836
Italy	—	—	—	329	329
United States	—	—	—	111,427	111,427
Sweden	—	—	—	12,893	12,893
Other	2,866	3,420	3,618	19,712	29,616
Total	$2,866	$3,420	$3,618	$706,197	$716,101